Related parties - Narrative (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($) subsidiary	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Auven Therapeutics Holdings, L.P.
Disclosure of transactions between related parties [line items]
Number of subsidiaries provide services to | subsidiary	3
Overland ADCT BioPharma
Disclosure of transactions between related parties [line items]
Services provided to, related party transactions	$ 1,066	$ 320
Amounts receivable, related party transactions	$ 1,066		$ 805